Share capital and earnings/(loss) per share (Details) SFr / shares in Units, SFr in Thousands, shares in Millions				9 Months Ended	12 Months Ended					21 Months Ended
	Nov. 10, 2020 CHF (SFr) shares	Nov. 19, 2019 CHF (SFr) shares	Apr. 09, 2019 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares		Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares	[1]	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CHF (SFr) SFr / shares shares
Earnings per share [abstract]
Share capital				$ 20,000,000	$ 20,000,000		$ 20,000,000			$ 20,000,000	SFr 20,000
Number of shares issued (in shares)			488.7		499.7					499.7	499.7
Nominal value (in CHF per share) | SFr / shares											SFr 0.04
Share capital, increase (decrease) in authorized amount | SFr	SFr 320	SFr 120
Number of additional shares authorized (in shares)	8.0	3.0
Increase (decrease) in number of shares outstanding (in shares)				0.1	0.9
Number of shares outstanding (in shares)				488.3	489.2		488.3			489.2	489.2
Number of shares held in treasury (in shares)				3.4	10.5		3.4			10.5	10.5
Number of shares allowed to be used to fulfill future vesting (in shares)					10.5					10.5	10.5
Number of shares distributed in spin-off (in shares)			488.2
Dividends | $										$ 0
Weighted average number of shares outstanding - Basic (in shares)					489.0	[1]	488.2	488.2
Antidilutive securities excluded from computation (in shares)					2.8		1.9

[1]	For periods prior to the Spin-off, the denominator for basic and diluted (loss) per share was calculated using 488.2 million shares of common stock distributed in the Spin-off.